Acquisitions (Narrative) (Details) (Solid Concepts Inc [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended
	Jul. 14, 2014	Mar. 31, 2015
Ownership percentage	100.00%
Potential retention related payments		$ 30.3
Retention related payments		0.1
Stock Issued During Period, Shares, Acquisitions	978,601
Level 3 [Member]
Fair value of the deferred payments		22.4
Undiscounted amount of the deferred payments		25.8
Increase percentage in share price whose effect on fair value of deferred payments		10.00%
Increase in fair value of deferred payments due to increase of share price		2.2
Decrease percentage in share price whose effect on fair value of deferred payments liability		10.00%
Increase in fair value of deferred payments liability due to decrease of share price		$ 0.7